[GRAPHIC OMITTED]
                                                       Deutsche Asset Management

                                                               Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                                                      Investment

NY Tax Free Money Fund
Tax Free Money Fund


                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Investment Funds
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ................................... 3

              INVESTMENT FUNDS
                 Schedules of Investments .............................. 7
                 Statements of Assets and Liabilities ..................14
                 Statements of Operations ..............................15
                 Statements of Changes in Net Assets ...................16
                 Financial Highlights ..................................17
                 Notes to Financial Statements .........................19


                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

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                                        2

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (the 'Funds'), providing a detailed review of the markets, the Funds, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Funds' holdings.

MARKET ACTIVITY
The money markets were impacted primarily by the actions of the Federal Reserve Board during the semi-annual period.

The Federal Reserve Board eased interest rates six times since the start of the new year, causing money market yields to dramatically decline.
o On January 3, 2001, the Federal Reserve Board lowered the targeted federal funds rate and the discount rate by 0.50% to 6.0% and 5.5%, respectively. This surprise inter-meeting move directly followed the January 2nd release of the National Association of Purchasing Managers (NAPM) report, which indicated weakness not seen since the recession of 1991.
o At each of the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50%. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, ie, weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.
o In another surprise inter-meeting move, the Federal Reserve Board lowered interest rates by 0.50% on April 18 and then did so for the fifth time at its next scheduled meeting on May 15.
o On June 27, in a show of restraint, the Federal Reserve Board cut interest rates again, but this time by 0.25%.
o This half-year campaign of easing monetary policy was the most concentrated effort to rejuvenate the economy in the central bank's history.
o Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the US.

To a less dramatic degree, the municipal markets followed a similar trend as their taxable counterparts, with yields declining as economic growth slowed and the Federal Reserve Board shifted to an aggressive easing mode.
o Municipal credit quality remained solid across most tax-exempt sectors during the first six months of 2001, even as the pace of US economic growth slowed. Most municipalities have benefited from the strong growth of the past few years, allowing them to reduce debt and build reserves, providing a degree of financial flexibility.
o Supply of municipal notes with maturities of 13 months or less was up approximately 25% during this semi-annual period. At the same time, demand, especially by the retail buyer, remained strong.
o Largely reflecting equity market volatility and the perceived safe haven of money market securities, both taxable and tax-exempt money market assets increased over the semi-annual period.
o The yield on one-year municipal notes declined 1.43%, from 4.00% on December 31, 2000, to 2.57% on June 30, 2001.

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                                        3

Investment Funds
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LETTER TO SHAREHOLDERS

INVESTMENT REVIEW

                                                                                                  Annualized 7 Day
   Periods Ended                                            Annualized 7 Day   Annualized 7 Day  Effective Taxable
   June 30, 2001                                             Current Yield 2  Effective Yield 2   Equivalent Yield
-----------------------------------------------------------------------------------------------------------------
  NY Tax Free Money Fund Investment 1,3                                2.12%              2.14%              3.85%
-----------------------------------------------------------------------------------------------------------------
  iMoneyNet--State Specific Retail Money Funds Average 4               2.40%              2.43%               n/a
-----------------------------------------------------------------------------------------------------------------
  Tax Free Money Fund Investment 1,3                                   2.32%              2.34%              3.81%
-----------------------------------------------------------------------------------------------------------------
  iMoneyNet--National Retail Tax Free Money Funds Average 4            2.53%              2.56%               n/a
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will fluctuate.
  The yields quoted more closely reflect the Funds' current earnings than the total return quotations below. 'Current yield' refers to the income generated by an investment in the Funds over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
  An investment in each Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
2 The investment advisor and administrator have contractually agreed to waive part of their fees and reimburse certain expenses until April 30, 2002. Without such fee waivers the 7-day current and effective yields would have been 2.04% and 2.06% for NY Tax Free Money Fund Investment, and 2.26% and 2.28% for Tax Free Money Fund Investment.
3 For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income may be subject to state and local taxes. Taxable equivalent yield reflects the 2001 maximum 39.6% regular federal tax bracket and, for NY Tax Free Money Fund Investment, a combined regular federal, state and city tax bracket of 45.94%.
4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.


                                                               CUMULATIVE TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended               6 Months  1 Year  3 Years  5 Years  10 Years       Since   1 Year 3 Years  5 Years  10 Years   Since
   June 30, 2001                                                              Inception                                   Inception
-----------------------------------------------------------------------------------------------------------------------------------
 NY Tax Free Money Fund
   Investment 1,2
   (Inception 9/27/88)            1.21%  2.92%    8.36%    14.48%    29.64%     48.44%    2.92%    2.71%    2.74%     2.63%   3.15%
 iMoneyNet--State
   Specific Retail Money
   Funds Average 3                1.32%  3.08%    8.88%    15.51%    31.73%     51.18%4   3.08%    2.87%    2.92%     2.79%   3.29%4
------------------------------------------------------------------------------------------------------------------------------------
 Tax Free Money Fund Investment 1,2
   (Inception 6/10/87)            1.30%  3.08%    8.78%     5.16%    31.88%     60.64%    3.08%    2.84%    2.86%     2.81%   3.43%
 iMoneyNet--National
   Retail Tax Free Money
   Funds Average 3                1.41%  3.28%    9.43%    16.27%    33.32%     62.77%4   3.28%    3.05%    3.06%     2.91%   3.54%4
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Total returns will fluctuate. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of each Fund's fees and expenses had not been waived.
2 For certain investors, a portion of the Funds income may be subject to the federal alternative minimum tax. Distribution of the Funds' income may be subject to state and local taxes.
3 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
4 Since inception benchmark returns are for the periods beginning September 30, 1988 for NY Tax Free Money Fund Investment and June 30, 1987 for Tax Free Money Fund Investment.

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                                        4

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

NY TAX FREE MONEY FUND INVESTMENT
We kept the Fund's weighted average maturity in a relatively neutral position, usually within the 35 to 45 day range, through most of the semi-annual period, adjusting the Fund's relative maturity position in anticipation of seasonal cash flow, supply/demand phenomena and Federal Reserve Board monetary policy changes. For example, the 'January Effect' is a period when a large amount of cash flows into the municipal money market from maturing securities and coupon payments. April is traditionally a month when withdrawals from money market funds are par for the course. Outflows in April 2001 were slightly less than last year, primarily because significant gains in the equity market in 1999 generated higher tax payments than in 2000. A large percentage of high quality municipal issues usually becomes available at the end of June and early July. On June 30, 2001, the Fund's weighted average maturity stood at 45 days. Assets in the Fund increased about 32% during the semi-annual period.

                               [GRAPHIC OMITTED]

 SECTOR ALLOCATION
 By Asset Type as of June 30, 2001
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
G.O. Bonds                     5%
Floating Rate Demand Notes    69%
Commercial Paper              11%
Revenue Bonds                  9%
Bond Anticipation Notes        6%

TAX FREE MONEY FUND INVESTMENT
As with NY Tax Free Money Fund Investment, we maintained a neutral weighted average maturity in this Fund through most of the semi-annual period. During the first quarter of 2001, we took advantage of the significant rally in short-term interest rates by selling bonds maturing in July. This strategy shortened the Fund's weighted average maturity slightly, but it also removed a notable amount of reinvestment risk that traditionally occurs during July, as coupon and maturity payments increase demand--and thus the price--for money market eligible paper. We purchased select bonds maturing in the 7-month to one-year range. At the end of March, we also focused our attention on increasing the Fund's position in variable rate demand notes to provide liquidity in anticipation of typical annual tax season redemptions.

We extended the weighted average maturity of the Fund during the second quarter to take advantage of April's increase in yields due to tax payments, June's issuance of liquid one-year notes and in anticipation of July's reinvestment risk period. June is historically a period when a large percentage of high quality municipal issues becomes available, most often driving yields significantly lower. This year, June's added supply of note issuance, which totaled $10.6 billion versus $9.5 billion in 2000, did not result in a decline in yields. Stable monthly cash flow combined with a 0.25% easing by the Federal Reserve Board led many June note issues to be priced expensively compared to other bond offerings. Thus, in June, we advantageously chose to extend the Fund's weighted average maturity with one-year bonds rather than notes in order to pick up extra yield. The Fund's weighted average maturity on June 30, 2001 stood at 48 days.

                               [GRAPHIC OMITTED]

 SECTOR ALLOCATION
 By Asset Type as of June 30, 2001
 (percentages are based on market value of total investments in the Portfolio)

Revenue Bond                        2%
Floating Rate Demand Notes         51%
Commercial Paper                   27%
G.O. Bond                          17%
Tax Revenue Anticipation Notes      3%

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                                        5

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MANAGER OUTLOOK
We believe that the Federal Reserve Board may ease interest rates one more time. On the one hand, economic growth may continue to stall through the fourth quarter of 2001, as softening labor markets, a recession in manufacturing, contracting business investment, sluggishness abroad and deteriorating corporate profits continue to weigh on the US economy. However, we also believe that there are positive signs that the US economy is beginning to recover. Excess inventories are down in some businesses, and consumption and housing expenditures have remained somewhat stable. The pending tax cut may also boost the faltering economy. Thus, with a great deal of monetary and fiscal stimulus already in the pipeline, we believe that the Federal Reserve Board is nearing the end of its easing cycle. If further weakness should develop, we believe the Federal Reserve Board will not hesitate to ease more, confident that resources will eventually become less strained and eliminate lingering inflation pressures.

In NY Tax Free Money Fund Investment and Tax Free Money Fund Investment, we will look to keep the Funds' weighted average maturity in a neutral to slightly longer range in anticipation of some further easing of interest rates by the Federal Reserve Board. At the same time, we intend to continue to adjust weighted average maturity in anticipation of seasonal factors. We will also continue to seek high quality, attractive issue-specific buying opportunities as they arise.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.




/S/ STEVEN H. BOYD
Steven H. Boyd
Portfolio Manager of
TAX FREE MONEY FUND INVESTMENT and
NY TAX FREE MONEY FUND INVESTMENT
June 30, 2001

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                                        6

NY Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT   SECURITY                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
               NEW YORK--102.20%
$  2,875,000   Great Neck Water, New York, Water Authority, Water System Revenue, Series A, (FGIC Insured),
                 (SPA: FGIC-SPI), Floating Rate Weekly Demand Note,1 2.55%, 1/1/20 ..............................$  2,875,000
   2,100,000   Long Island Power Authority, New York, Electric System Revenue, Sub-Series 1A, (LOC: Bayerische Hypo),
                 Floating Rate Weekly Demand Note,1 2.55%, 5/1/33 ...............................................   2,100,000
   2,300,000   Long Island Power Authority, New York, Electric System Revenue, Sub-Series 1B, (LOC: State Street
                 B&T Co.40%, Dexia Credit Local 60%), Floating Rate Daily Demand Note,1 3.10%, 5/1/33 ...........   2,300,000
   3,500,000   Long Island Power Authority, New York, Electric System Revenue, Sub-Series 2, (LOC: Bayerische
                 Landesbank), Floating Rate Daily Demand Note,1 3.10%, 5/1/33 ...................................   3,500,000
     750,000   Municipal Assistance Corp. for New York City, New York, Series D, (AMBAC Insured),
                 Revenue Bond, 4.60%, 7/1/01 ....................................................................     750,000
   1,000,000   Municipal Assistance Corp. for New York City, New York, Series J, (G.O. of Corp. Insured),
                 Revenue Bond, 5.25%, 7/1/01 ....................................................................   1,000,000
   2,700,000   Nassau County, New York, Industrial Development Agency, Civic Facility Revenue, Cold Springs Harbor,
                 (LOC:Morgan Guaranty Trust), Floating Rate Daily Demand Note,1 3.10%, 1/1/34 ...................   2,700,000
   2,300,000   Nassau County, New York, Industrial Development Agency, Civic Facility Revenue, University Hospital
                 Assistance Project, (LOC: Morgan Guaranty Trust), Floating Rate Daily Demand Note,1
                 3.10%, 3/1/28 ..................................................................................   2,300,000
   2,505,000   Nassau County, New York, Interim Finance Authority, Series A-1, Bond Anticipation Note,
                 3.75%, 4/11/02 .................................................................................   2,528,046
   3,000,000   New York City, New York, Cultural Resource Revenue, Museum of Broadcasting, (LOC: KBC Bank N.V.),
                 Floating Rate Weekly Demand Note,1 2.45%, 5/1/14 ...............................................   3,000,000
     500,000   New York City, New York, G.O., Series B, (FGIC Insured), (SPA: FGIC-SPI), Floating Daily Rate Demand Note,1
                  3.00%, 10/1/22 ................................................................................     500,000
   2,600,000   New York City, New York, G.O., Sub-Series A-5, (LOC: KBC Bank NV), Floating Rate Daily Demand Note,1
                  3.15%, 8/1/16 .................................................................................   2,600,000
     250,000   New York City, New York, G.O., Sub-Series B-3, (LOC: Morgan Guaranty), Floating Rate Daily Demand Note,1
                 3.00%, 8/15/18 .................................................................................     250,000
     100,000   New York City, New York, G.O., Series B, (FGIC Insured), (SPA: FGIC-SPI), Floating Rate Daily Demand Note,1
                 3.00%, 10/1/20 .................................................................................     100,000
   1,000,000   New York City, New York, G.O., Sub-Series A-10, (LOC: Morgan Guaranty Trust), Floating Rate Daily
                 Demand Note,1 3.15%, 8/1/17 ....................................................................   1,000,000
   2,600,000   New York City, New York, Health & Hospital Corp. Revenue, Health System, Series D,
                 (LOC:Bank of Nova Scotia), Floating Rate Weekly Demand Note,1 2.45%, 2/15/26 ...................   2,600,000
   1,300,000   New York City, New York, Housing Development Corp., Mortgage Revenue, Columbus Apartments, Series A,
                  (FNMA Insured), Floating Rate Weekly Demand Note,1 2.45%, 3/15/25 .............................   1,300,000
   2,500,000   New York City, New York, Housing Development Corp., Multifamily Rent Housing Revenue, Carnegie Park,
                 Series A, (FNMA Insured), Floating Rate Weekly Demand Note,1 2.45%, 11/15/19 ...................   2,500,000
   2,000,000   New York City, New York, Housing Development Corp., Multifamily Rent Housing Revenue, Parkgate
                 Development, Series A, (FNMA Insured), Floating Rate Weekly Demand Note,1 2.45%, 10/15/28 ......   2,000,000
   4,000,000   New York City, New York, Housing Development Corp., Multifamily Rent Housing Revenue, Series A,
                 (FNMA Insured), Floating Rate Weekly Demand Note,1 2.45%, 11/15/19 .............................   4,000,000
   1,000,000   New York City, New York, Metropolitan Transit Authority, Commercial Paper, (LOC: ABN Amro),
                 2.55%, 7/26/01 .................................................................................   1,000,000
               New York City, New York, Metropolitan Transit Authority, Series B, Commercial Paper, (LOC: ABN Amro),
   1,000,000     2.75%, 7/6/01 ..................................................................................   1,000,000
     500,000     2.75%, 7/9/01 ..................................................................................     500,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

NY Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT   SECURITY                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
$  1,650,000   New York City, New York, Municipal Water Finance Authority, Water & Sewer Revenue, Series F-1,
                 (SPA: Dexia Credit Local), Floating Rate Daily Demand Note,1 3.15%, 6/15/33 ....................$  1,650,000
   3,100,000   New York City, New York, Municipal Water Finance Authority, Water and Sewage System Revenue,
                 Series G, (FGIC Insured), (SPA: FGIC-SPI), Floating Rate Daily Demand Note,1 3.10%, 6/15/24 ....   3,100,000
   1,100,000   New York City, New York, Series B, G.O., (FGIC Insured), (SPA: FGIC-SPI), Floating Rate Daily Demand Note,1
                 3.00%, 10/1/21 .................................................................................   1,100,000
     450,000   New York City, New York, Sub-Series A-4, G.O., (LOC: Chase Manhattan Bank),
                 Floating Rate Daily Demand Note,1 3.15%, 8/1/21 ................................................     450,000
   3,515,000   New York City, New York, Sub-Series A-5, G.O., (LOC: KBC Bank N.V.), Floating Rate Daily Demand Note,1
                 3.15%, 8/1/15 ..................................................................................   3,515,000
     400,000   New York City, New York, Transitional Finance Authority Revenue, Series A-2, Floating Rate Weekly
                 Demand Note,1 2.45%, 11/15/27 ..................................................................     400,000
   1,295,000   New York City, New York, Transitional Finance Authority Revenue, Series A, (SPA: Bank One N.A.),
                 Floating Rate Weekly Demand Note,1 2.55%, 2/15/30 ..............................................   1,295,000
   1,000,000   New York City, New York, Transitional Finance Authority Revenue, Series A-2, Floating Rate Weekly
                 Demand Note,1 2.45%, 11/15/21 ..................................................................   1,000,000
     400,000   New York City, New York, Transitional Finance Authority Revenue, Sub-Series B-1, (SPA: Morgan Guaranty
                 Trust), Floating Rate Daily Demand Note,1 3.20%, 11/1/27 .......................................     400,000
   2,150,000   New York City, New York, Transitional Finance Authority Revenue, Sub-Series B-2, (SPA: First National
                 Bank), Floating Rate Daily Demand Note,1 3.20%, 11/1/26 ........................................   2,150,000
   1,000,000   New York City, New York, Water Authority, Commercial Paper, 2.85%, 6/15/33 .......................   1,000,000
               New York State, Commercial Paper, (LOC: New York State Thruway),
   2,000,000     3.05%, 7/16/01 .................................................................................   2,000,000
   3,000,000     2.65%, 7/17/01 .................................................................................   3,000,000
   1,000,000     2.65%, 9/7/01 ..................................................................................   1,000,000
   2,000,000     2.50%, 8/9/01 ..................................................................................   2,000,000
   4,000,000   New York State, Dormitory Authority Revenue, Cornell University, Series B, (SPA: Toronto Dominion Bank),
                 Floating Rate Weekly Demand Note,1 2.60%, 7/1/30 ...............................................   4,000,000
   1,480,000   New York State, Dormitory Authority Revenue, New York Public Library, Series A, (MBIA Insured),
                 (SPA: First Union National Bank), Floating Rate Weekly Demand Note,1 2.45%, 7/1/28 .............   1,480,000
   1,785,000   New York State, Dormitory Authority Revenue, Series A, Revenue Bond, 4.50%, 4/1/02 ...............   1,809,207
   1,800,000   New York State, Dormitory Authority Revenue, Sloan, Series B, (LOC: Chase Manhattan Bank),
                 Floating Rate Daily Demand Note,1 3.15%, 7/1/19 ................................................   1,800,000
   1,000,000   New York State, Dormitory Authority Revenue, State University Educational Facility, Series A, Revenue Bond,
                 6.75%, 5/15/21 .................................................................................   1,051,314
     150,000   New York State, Energy Research & Development Authority, Pollution Control Revenue, New York State
                 Electric & Gas, Series C, (LOC: Morgan Guaranty Trust), Floating Rate Daily Demand Note,1
                 3.15%, 6/1/29 ..................................................................................     150,000
   5,900,000   New York State, Energy Research & Development Authority, Pollution Control Revenue, New York State
                 Electric & Gas, Series D, (LOC: Bank One Illinois N.A.), Floating Rate Daily Demand Note,1
                 3.15%, 10/1/29 .................................................................................   5,900,000
   3,150,000   New York State, Energy Research & Development Authority, Pollution Control Revenue, Niagara Mohawk
                 Corp., Project A, (LOC: Toronto Dominion Bank), Floating Rate Daily Demand Note,1 3.10%, 3/1/27    3,150,000
     250,000   New York State, Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series B,
                 Revenue Bond, 4.00%, 12/15/01 ..................................................................     251,437
   1,500,000   New York State, Environmental Facility Corp., Pollution Control Revenue, Series D, (POL CTL-SRF Insured),
                 Revenue Bond, 5.90%, 11/15/01 ..................................................................   1,511,876

See Notes to Financial Statements.
--------------------------------------------------------------------------------

NY Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT   SECURITY                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
$  1,194,000   New York State, Housing Finance Agency Revenue, Hospital SPL Surgery Staff - A, (LOC: Chase Manhattan
                 Bank), Floating Rate Weekly Demand Note,1 2.90%, 11/1/10 ....................................... $ 1,194,000
   3,190,000   New York State, Housing Finance Agency Revenue, Normandie City I Project, (LOC: Landesbank Hessen),
                 Floating Rate Weekly Demand Note,1 2.45%, 5/15/15 ..............................................   3,190,000
   1,000,000   New York State, Housing Finance Agency Revenue, Service Contract Obligation Revenue, Series A,
                 (LOC: Commerzbank A.G.), Floating Rate Weekly Demand Note,1 2.45%, 3/15/28 .....................   1,000,000
   3,000,000   New York State, Housing Finance Agency Revenue, Service Contract Obligation Revenue, Series A,
                 (LOC: Commerzbank A.G.), Floating Rate Weekly Demand Note,1 2.40%, 3/15/27 .....................   3,000,000
     900,000   New York State, Local Assistance Corp., Series A, (LOC: Bayerische Landesbank 50%, Westdeutsche
                 Landesbank 50%), Floating Rate Weekly Demand Note,1 2.40%, 4/1/22 ..............................     900,000
   2,000,000   New York State, Local Assistance Corp., Series B, (LOC: Bayerische Landesbank 50%, Westdeutsche
                 Landesbank 50%), Floating Rate Weekly Demand Note,1 2.40%, 4/1/23 ..............................   2,000,000
   1,000,000   New York State, Local Government Assistance Corp., Series A, Revenue Bond, Prerefunded 4/1/02,
                 6.875%, 4/1/19 .................................................................................   1,050,229
   1,300,000   New York State, Local Government Assistance Corp., Series G, (LOC: Bank of Nova Scotia), Floating Rate
                 Weekly Demand Note,1 2.35%, 4/1/25 .............................................................   1,300,000
     300,000   New York State, Medical Care Facility, Finance Agency Revenue, Lenox Hill Hospital, Series A,
                 (LOC: Chase Manhattan Bank), Floating Rate Demand Note,1 2.45%, 11/1/08 ........................     300,000
   1,000,000   New York State, Metropolitan Transportation Authority, Service Contract, Commuter Facilities, Series 1,
                 (LOC: ABN Amro), 2.65%, 7/25/01 ................................................................   1,000,000
     300,000   New York State, Thruway Authority, Highway & Bridge, Series A, (FGIC Insured), Revenue Bond,
                 5.25%, 4/1/02 ..................................................................................     305,498
   1,000,000   New York State, Thruway Authority, Highway & Bridge, Series B, (FGIC Insured), Revenue Bond,
                 5.375%, 4/1/02 .................................................................................   1,017,649
   1,000,000   New York State, Thruway Authority, Highway & Bridge, Series B, (MBIA Insured), Revenue Bond,
                 6.00%, 4/1/02 ..................................................................................   1,024,215
     405,000   New York State, Triborough Bridge & Tunnel Authority, (FGIC Insured), Revenue Bond, 5.80%, 1/1/02      411,261
   1,000,000   New York State, Triborough Bridge & Tunnel Authority, Series A, (FSA Insured), (SPA: Morgan Guaranty
                 Trust), Floating Rate Weekly Demand Note,1 2.50%, 1/1/31 .......................................   1,000,000
   4,000,000   New York State, Triborough Bridge & Tunnel Authority, Series A, Bond Anticipation Note,
                 5.00%, 1/17/02 .................................................................................   4,043,409
   1,000,000   Onondaga County, New York, Series A, G.O., 5.00%, 5/15/02 ........................................   1,017,928
   1,000,000   Rochester, New York, Series A, G.O., (AMBAC Insured), 4.25%, 9/15/01 .............................   1,000,991
   3,750,000   Rochester, New York, Series A, G.O., (FSA Insured), 4.00%, 10/15/01 ..............................   3,757,964
     750,000   Westchester County, New York, G.O., 5.00%, 11/1/01 ...............................................     754,777
                                                                                                                 ------------
TOTAL NEW YORK (Amortized Cost $116,834,801) .................................................................... 116,834,801
                                                                                                                 ------------
TOTAL INVESTMENTS (Amortized Cost $116,834,801) .............................................. 102.20%           $116,834,801
LIABILITIES IN EXCESS OF OTHER ASSETS ........................................................  (2.20)             (2,513,803)
                                                                                               ------            ------------
NET ASSETS ................................................................................... 100.00%           $114,320,998
                                                                                               ======            ============

--------------------------------------------------------------------------------
1 Securities payable on demand, secured by Bank Letter of Credit on other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or money interest rates.
The following abbreviations are used in portfolio descriptions:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC  -- Financial Guaranty Insurance Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Financial Security Assurance
G.O.  -- General Obligation
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Assurance
SPA   -- Standby Purchase Agreement

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT   SECURITY                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
               ARIZONA--2.25%
 $ 3,000,000   Phoenix, Arizona, Commercial Paper, (LOC: Dexia-CLF), 2.85%, 11/8/01 ............................. $ 3,000,000
                                                                                                                  -----------
               COLORADO--2.67%
   2,760,000   Colorado Housing Finance Authority, (FNMA Insured), Floating Rate Weekly Demand Note,1
                 2.70%, 10/15/16 ................................................................................   2,760,000
     805,000   Colorado, Housing Finance Authority, Multifamily-Hunters-E, (FNMA Insured),
                 Floating Rate Weekly Demand Note,1 2.70%, 10/15/16 .............................................     805,000
                                                                                                                  -----------
                                                                                                                    3,565,000
                                                                                                                  -----------
               FLORIDA--2.82%
   1,350,000   Florida State, Board of Education Outlay, G.O., Series A, 5.25%, 1/1/02 ..........................   1,365,478
   1,600,000   Jacksonville Florida, Electric Authority Revenue, Electric System, Sub-series F,
                 (SPA: Landesbank Hessen), Floating Rate Daily Demand Note,1 3.30%, 10/1/30 .....................   1,600,000
     800,000   Pinellas County, Florida, Health Facility Authority Revenue, Pooled Hospital Loan Program,
                 (AMBAC Insured), (SPA: Suntrust Bank of Central Florida), Floating Rate Daily Demand Note,1
                 3.30%, 12/1/15 .................................................................................     800,000
                                                                                                                  -----------
                                                                                                                    3,765,478
                                                                                                                  -----------
               GEORGIA--15.58%
   3,800,000   Atlanta, Rapid Transit Authority, Georgia, Sales Tax Revenue, Series B, (LOC: Bayerische Landesbank
                 50%, Westdeutsche Landesbank 50%), Floating Rate Weekly Demand Note,1 2.60%, 7/1/25 ............   3,800,000
   3,000,000   Burke County, Georgia, Commercial Paper, (Ambac Insured), (SPA: Rabobank), 2.85%, 8/8/01 .........   3,000,000
   2,000,000   Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corp.,
                 Series A, (AMBAC Insured), (SPA: Morgan Guaranty Trust), Floating Rate Daily Demand Note,1
                 3.35%, 1/2/20 ..................................................................................   2,000,000
   2,000,000   Cobb County, Georgia, Housing Authority Multifamily Housing Revenue, (FNMA Insured),
                 Floating Rate Weekly Demand Note,1 2.65%, 6/1/25 ...............................................   2,000,000
   1,000,000   Macon-Bibb County, Georgia, Hospital Authority Revenue, Medical Center Control,
                 (LOC: Suntrust Bank), Floating Rate Weekly Demand Note,1 2.70%, 12/1/18 ........................   1,000,000
   5,000,000   Meag, Georgia, Commercial Paper, (LOC: Helaba), 3.15%, 10/12/01 ..................................   5,000,000
   4,000,000   Smyrna, Georgia Housing Authority, Multifamily Housing Revenue, F & M Villages Project,
                 (FNMA Insured), Variable Weekly Rate,1 Revenue Bond, 2.65%, 6/1/25 .............................   4,000,000
                                                                                                                  -----------
                                                                                                                   20,800,000
                                                                                                                  -----------
               ILLINOIS--10.85%
   1,000,000   Chicago Illinois, Metropolitan Water Reclamation District, Greater Chicago Capital Improvements, G.0.,
                 5.75%, 12/1/01 .................................................................................   1,006,041
   1,000,000   Chicago Illinois, Series C, (MBIA Insured), G.0., 6.25%, 10/31/01 ................................   1,007,086
   2,865,000   Illinois, Development Finance Authority Revenue, Jewish Federation Projects, (AMBAC Insured),
                 (SPA: Northern Trust Co.), Floating Rate Weekly Demand Note,1 2.70%, 9/1/23 ....................   2,865,000
     500,000   Illinois, Development Finance Authority, Pollution Control Revenue, Edison Co., Series C,
                 Floating Rate Weekly Demand Note,1 (LOC: ABN Amro), 2.65%, 3/1/09 ..............................     500,000
   2,000,000   Illinois, Health Facilities Authority Revenue, Gottlieb Health Resource Inc.,
                 (LOC: Harris Trust & Savings Bank), Floating Rate Weekly Demand Note,1 2.65%, 11/15/25 .........   2,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT   SECURITY                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
$  1,700,000   Illinois, Health Facility Authority Revenue, Gottlieb Health Resource Inc.,
                 (LOC: Harris Trust & Savings Bank), Floating Rate Weekly Demand Note,1 2.65%, 11/15/24 ......... $ 1,700,000
     500,000   Illinois, Health Facility Authority Revenue, Northwestern Memorial Hospital,
                 (SPA: Northern Trust Co.), Floating Rate Daily Demand Note,1 3.30%, 8/15/25 ....................     500,000
   2,000,000   Illinois, Housing Development Authority, Multi Family Revenue, Lakeshore Plaza, Series A,
                 (MBIA Insured), (SPA: Bank One N.A.), Floating Rate Weekly Demand Note,1 2.70%, 7/1/27 .........   2,000,000
   2,900,000   Schaumburg, Illinois, Series A, G.O., (SPA: Northern Trust Co.), Floating Rate Weekly Demand Note,1
                 2.70%, 12/1/13 .................................................................................   2,900,000
                                                                                                                  -----------
                                                                                                                   14,478,127
                                                                                                                  -----------
               INDIANA--2.25%
   3,000,000   Purdue University, Indiana, University Revenues, Series K, (GO of University Insured),
                 Floating Rate Weekly Demand Note,1 2.90%, 7/1/20 ...............................................   3,000,000
                                                                                                                  -----------
               KANSAS--4.50%
   1,000,000   Kansas State, Department Transitional Highway Revenue, Series A, Revenue Bond, 5.30%, 9/1/01 .....   1,001,537
   5,000,000   Kansas State, Department Transitional Highway Revenue, Series C-2, Floating Rate Weekly
                 Demand Note,1 2.70%, 9/1/20 ....................................................................   5,000,000
                                                                                                                  -----------
                                                                                                                    6,001,537
                                                                                                                  -----------
               MINNESOTA--0.75%
   1,000,000   Minneapolis, Minnesota, G.O., 5.00%, 12/1/01 .....................................................   1,005,965
                                                                                                                  -----------
               MISSOURI--1.70%
   1,030,000   Missouri State, Environmental Improvement & Energy Resource Authority, Clean Water,
                 G.O., Series A, 6.00%, 8/1/01 ..................................................................   1,031,383
   1,200,000   Missouri State, Fourth State Building, Series A, G.0., 5.50%, 6/15/02 ............................   1,231,733
                                                                                                                  -----------
                                                                                                                    2,263,116
                                                                                                                  -----------
               NEW YORK--0.34%
     450,000   New York City, New York, Municipal Water Finance Authority, Water & Sewer, Series F-1,
                 (SPA: Dexia Credit Local), Floating Rate Daily Demand Note,1 3.15%, 6/15/33 ....................     450,000
                                                                                                                  -----------
               NEVADA--6.01%
   5,000,000   Las Vegas, Nevada, Commercial Paper, (LOC: Westdeutsche Landesbank), 3.10%, 7/16/01 ..............   5,000,000
   2,000,000   Las Vegas, Nevada, Commercial Paper, (LOC: Westdeutsche Landesbank), 2.75%, 8/9/01 ...............   2,000,000
   1,000,000   Nevada State, Series C, G.O., 6.50%, 5/1/02 ......................................................   1,027,814
                                                                                                                  -----------
                                                                                                                    8,027,814
                                                                                                                  -----------
               NORTH CAROLINA--1.35%
   1,000,000   Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care System Revenue,
                 Series D, Floating Rate Weekly Demand Note,1 (SPA: Bank of America), 2.65%, 1/15/26 ............   1,000,000
     800,000   North Carolina, Medical Care Community Hospital Revenue, Moses H Cone Memorial Hospital Project,
                 (SPA: Wachovia Bank & Trust), Floating Rate Weekly Demand Note,1 2.65%, 10/1/23 ................     800,000
                                                                                                                  -----------
                                                                                                                    1,800,000
                                                                                                                  -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT   SECURITY                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
               OHIO--1.91%
$  2,035,000   Ohio State, Building Authority, State Correctional Facility, Series A, Revenue Bonds,
                 5.125%, 10/1/01 ................................................................................ $ 2,047,016
     500,000   Ohio State, Highways, Series V, G.O., 4.75%, 5/15/02 .............................................     506,476
                                                                                                                  -----------
                                                                                                                    2,553,492
                                                                                                                  -----------
               PENNSYLVANIA--0.30%
     400,000   Lehigh County, Pennsylvania, Industrial Development Authority, Pollution Control Revenue,
                 Allegheny Electric Corp., (LOC: Rabobank Nederland), Floating Rate Monthly Demand Note,1
                 2.80%, 6/1/14 ..................................................................................     400,000
                                                                                                                  -----------
               SOUTH CAROLINA--2.58%
   3,415,000   South Carolina State, Series A, G.O., 5.00%, 1/1/02 ..............................................   3,446,930
                                                                                                                  -----------
               TENNESSEE--5.44%
     950,000   Chattanooga, Tennessee, G.O., 4.00%, 3/1/02 ......................................................     954,605
   3,000,000   Memphis, Tennessee, Commercial Paper, (SPA: Westdeutsche Landesbank), 2.65%, 9/7/01 ..............   3,000,000
   1,180,000   Tennessee State, Metropolitan Government, Nashville & Davidson County,
                 Public Improvement, Series A, G.O., 4.60%, 11/15/01 ............................................   1,187,089
   1,000,000   Tennessee State, Series B, G.O., 5.50%, 5/1/02 ...................................................   1,019,875
   1,100,000   Tennessee, Commercial Paper, 3.25%, 7/9/01 .......................................................   1,100,000
                                                                                                                  -----------
                                                                                                                    7,261,569
                                                                                                                  -----------
               TEXAS--27.94%
     500,000   Arlington, Texas, Independent School District, G.O., (PSF Guarantee), 7.75%, 2/15/02 .............     513,002
   3,000,000   Brownsville, Texas, Utility System Revenue, Series B, (MBIA Insured),
                 Floating Rate Weekly Demand Note,1 2.65%, 9/1/25 ...............................................   3,000,000
   3,000,000   City of Houston, Texas, Commercial Paper, (LOC: Houston Texas), 2.60%, 8/14/01 ...................   3,000,000
   1,600,000   City of Houston, Texas, Series B, Commercial Paper, (LOC: Houston Texas), 3.10%, 7/19/01 .........   1,600,000
   2,000,000   City of Houston, Texas, Series C, Commercial Paper, (LOC: Houston Texas), 3.00%, 7/19/01 .........   2,000,000
               Harris County, Texas, Commercial Paper, (LOC: Harris County),
   3,000,000     2.75%, 7/11/01 .................................................................................   3,000,000
   1,600,000     2.60%, 8/10/01 .................................................................................   1,600,000
   5,600,000   Harris County, Texas, Health Facilities, Hospital Revenue, Texas Children's Hospital-B-1,
                 (MBIA Insured), (SPA: Morgan Guaranty Trust), Floating Rate Weekly Demand Note,1 2.75%, 10/1/29    5,600,000
   2,000,000   San Antonio, Texas, G.0., 5.125%, 8/1/01 .........................................................   2,001,226
   1,100,000   Southwest Higher Education Authority Inc., Southern Methodist University, Project B,
                 (LOC: Landesbank Hessen), Floating Rate Weekly Demand Note,1 2.625%, 10/1/29 ...................   1,100,000
   1,000,000   Texas State, Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Revenue,
                 Series B, (LOC: Bank of America), Floating Rate Daily Demand Note,1 3.35%, 5/1/14 ..............   1,000,000
   4,000,000   Texas State, Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Revenue,
                 Series D, (LOC: Bank of America), Floating Rate Daily Demand Note,1 3.35%, 5/1/14 ..............   4,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

   PRINCIPAL
      AMOUNT   SECURITY                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Texas State, Public Finance Authority, Series A, G.O., 5.20%, 10/1/01 ............................ $ 1,004,618
     565,000   Texas State, Small Business Industrial Development Corp., Industrial Development Revenue,
                 Texas Public Facilities, (LOC: KBC Bank N.V.), Floating Rate Weekly Demand Note,1 2.85%, 7/1/26      565,000
   4,300,000   Texas State, TRAN, 5.25%, 8/31/01 ................................................................   4,316,123
   3,000,000   University of Texas, Texas, Commercial Paper, 3.05%, 7/24/01 .....................................   3,000,000
                                                                                                                  -----------
                                                                                                                   37,299,969
                                                                                                                  -----------
               UTAH--0.22%
     300,000   Utah State, Series A, G.O., (SPA: Toronto Dominion Bank), Floating Rate Weekly Demand Note,1
                 2.80%, 7/1/16 ..................................................................................     300,000
                                                                                                                  -----------
               VERMONT--3.55%
   4,735,000   Vermont, Industrial Development Authority, Hydroelectric Revenue, Vermont Public Service Corp.,
                 (LOC: Toronto Dominion Bank), Floating Rate Monthly Demand Note,1 2.85%, 12/1/13 ...............   4,735,000
                                                                                                                  -----------
               WASHINGTON--4.10%
   1,125,000   Seattle Washington, Series B, G.0., 5.00%, 12/1/01 ...............................................   1,129,760
   2,000,000   Snohomish County, Washington, Public Utility District, Generation System, Series A, (FSA Insured),
                 (SPA: Dexia Public Finance Bank), Floating Rate Weekly Demand Note,1 2.60%, 12/1/17 ............   2,000,000
   2,340,000   Washington State, Motor Vehicle Fuel Tax, G.O., 4.00%, 9/1/01 ....................................   2,343,577
                                                                                                                  -----------
                                                                                                                    5,473,337
                                                                                                                  -----------
               WYOMING--2.55%
     100,000   Lincoln County, Wyoming, Pollution Control Revenue, Exxon Project B, Floating Rate Daily Demand Note,1
                 3.25%, 11/1/14 .................................................................................     100,000
   3,000,000   Platte County, Wyoming, Pollution Control Revenue, Tri State G&T-A, (LOC: National Rural Utilities),
                 Floating Rate Daily Demand Note,1 3.40%, 7/1/14 ................................................   3,000,000
     300,000   Platte County, Wyoming, Pollution Control Revenue, Tri State G&T-B, (LOC: National Rural Utilities),
                 Floating Rate Daily Demand Note,1 3.40%, 7/1/14 ................................................     300,000
                                                                                                                  -----------
                                                                                                                    3,400,000
                                                                                                                  -----------
TOTAL INVESTMENTS (Amortized Cost $133,027,334) ..............................................  99.66%           $133,027,334

OTHER ASSETS IN EXCESS OF LIABILITIES ........................................................   0.34                 456,054
                                                                                               ------            ------------
NET ASSETS ................................................................................... 100.00%           $133,483,388
                                                                                               ======            ============

--------------------------------------------------------------------------------
1 Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.
The following abbreviations are used in portfolio descriptions:
AMBAC -- American Municipal Bond Assurance Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Financial Security Assurance
G.O.  -- General Obligation
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
SPA   -- Standby Purchase Agreement
TRAN  -- Tax Revenue Anticipation Note

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                 NY TAX FREE        TAX FREE
                                                                       MONEY           MONEY
                                                                        FUND            FUND
                                                               ------------    -------------
ASSETS
   Investment at amortized cost .............................  $ 116,834,801   $ 133,027,334
   Interest receivable ......................................        552,804         837,837
   Cash .....................................................         40,178          93,574
   Prepaid expenses and other ...............................          3,304           1,548
                                                               -------------   -------------
Total assets ................................................    117,431,087     133,960,293
                                                               -------------   -------------
LIABILITIES
   Payable for securities purchased .........................      2,779,984            --
   Dividend payable .........................................        200,957         325,538
   Due to advisors ..........................................         69,399         100,600
   Accrued expenses and other ...............................         59,749          50,767
                                                               -------------   -------------
Total liabilities ...........................................      3,110,089         476,905
                                                               -------------   -------------
NET ASSETS ..................................................  $ 114,320,998   $ 133,483,388
                                                               =============   =============
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................  $ 114,335,477   $ 133,513,251
   Accumulated net realized loss from investment transactions        (14,479)        (29,863)
                                                               -------------   -------------
NET ASSETS ..................................................  $ 114,320,998   $ 133,483,388
                                                               =============   =============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ...................    114,359,462     133,516,118
                                                               =============   =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...............  $       1.00    $        1.00
                                                               =============   =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS 1 (Unaudited)

                                                    FOR THE SIX MONTHS ENDED
                                                               JUNE 30, 2001
--------------------------------------------------------------------------------
                                                   NY TAX FREE      TAX FREE
                                                         MONEY         MONEY
                                                          FUND          FUND
                                                  ------------   -----------
INVESTMENT INCOME
   Income, net 2 ................................  $ 1,188,001   $ 2,052,173
   Interest .....................................      623,507       995,442
                                                   -----------   -----------
Total investment income .........................    1,811,508     3,047,615
                                                   -----------   -----------
EXPENSES
   Administration and services fees .............      340,475       543,261
   Advisory fees ................................       85,400       135,977
   Professional fees ............................       26,587        24,230
   Trustees fees ................................        6,853         7,238
   Printing and shareholder reports .............        6,558         4,514
   Miscellaneous ................................        6,165        17,874
                                                   -----------   -----------
Total expenses ..................................      472,038       733,094
Less: fee waivers and/or expense reimbursements .      (46,163)      (53,856)
                                                   -----------   -----------
Net expenses ....................................      425,875       679,238
                                                   -----------   -----------
NET INVESTMENT INCOME ...........................    1,385,633     2,368,377
                                                   -----------   -----------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain from investment transactions           --         7,994
   Net realized gain from investment transactions
     allocated from the Portfolio 3 .............           --        29,487
                                                   -----------   -----------
NET REALIZED GAIN ON INVESTMENTS ................           --        37,481
                                                   -----------   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......  $ 1,385,633   $ 2,405,858
                                                   ===========   ===========

--------------------------------------------------------------------------------
1 On April 27, 2001, NY Tax Free Money Portfolio and Tax Free Money Portfolio closed. The Statement of Operations includes the Funds' information as a stand-alone and feeder fund for their respective periods (see Note 1 in the Notes to Financial Statements).
2 Allocated from NY Tax Free Money Portfolio and Tax Free Money Portfolio,
  respectively.
3 Allocated from Tax Free Money Portfolio.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                      FOR THE SIX            FOR THE       FOR THE SIX            FOR THE
                                     MONTHS ENDED         YEAR ENDED      MONTHS ENDED         YEAR ENDED
                                  JUNE 30, 2001 1  DECEMBER 31, 2000   JUNE 30, 2001 1  DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------
                                              NY TAX-FREE MONEY FUND                  TAX-FREE MONEY FUND
                                  ----------------------------------   ----------------------------------
INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS
   Net investment income .......  $     1,385,633    $     2,785,178   $     2,368,377   $     5,123,198
   Net realized gain (loss) from
     investment transactions ...               --             (4,957)           37,481            (6,220)
                                  ---------------    ---------------   ---------------   ---------------
Net increase in net assets
   from operations .............        1,385,633          2,780,221         2,405,858         5,116,978
                                  ---------------    ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .......       (1,385,633)        (2,785,178)       (2,368,377)       (5,123,198)
                                  ---------------    ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value
   of $1.00 per share)
   Proceeds from sales
     of shares .................      214,705,319        417,918,834       468,098,140     1,146,852,395
   Dividend reinvestments ......           78,984            635,697           660,889           728,785
   Cost of shares redeemed .....     (186,952,141)      (405,927,566)     (557,765,769)   (1,053,602,229)
                                  ---------------    ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets from capital share
   transactions ................       27,832,162         12,626,965       (89,006,740)       93,978,951
                                  ---------------    ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS ...............       27,832,162         12,622,008       (88,969,259)       93,972,731
NET ASSETS
   Beginning of period .........       86,488,836         73,866,828       222,452,647       128,479,916
                                  ---------------    ---------------   ---------------   ---------------
   End of period ...............  $   114,320,998    $    86,488,836   $   133,483,388   $   222,452,647
                                  ===============    ===============   ===============   ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 NY TAX FREE MONEY FUND
                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                     FOR THE YEARS ENDED DECEMBER 31,
                                         2001 1          2000         1999          1998          1997          1996
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................  $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ------        ------       ------        ------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ..............    0.01          0.03         0.02          0.03          0.03         0.03
   Net realized gain (loss) from
     investment transactions ..........    0.00         (0.00)2       0.00 2       (0.00)2       (0.00)2      (0.00)2
                                         ------        ------       ------        ------        ------       ------
Total from investment
   operations .........................    0.01          0.03         0.02          0.03          0.03         0.03
                                         ------        ------       ------        ------        ------       ------
DISTRIBUTIONS TO
   SHAREHOLDERS
   Net investment income ..............   (0.01)        (0.03)       (0.02)        (0.03)        (0.03)       (0.03)
                                         ------        ------       ------        ------        ------       ------
NET ASSET VALUE,
   END OF PERIOD ......................  $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ======        ======       ======        ======        ======       ======
TOTAL INVESTMENT RETURN ...............    1.21%         3.23%        2.41%         2.66%         2.86%        2.68%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...................$114,321       $86,489      $73,867       $77,839       $85,364      $75,858
   Ratios to average net assets:
     Net investment income ............    2.45%3        3.19%        2.37%         2.63%         2.83%        2.64%
     Expenses after waivers
        and/or reimbursements,
        including expenses of
        the NY Tax Free
        Money Portfolio ...............    0.75%3,4      0.75%        0.75%         0.75%         0.75%        0.75%
     Expenses before waivers
        and/or reimbursements,
        including expenses of
        the NY Tax Free
        Money Portfolio ...............    0.83%3,4      0.86%        0.84%         0.85%         0.81%        0.84%

--------------------------------------------------------------------------------
1 Unaudited.
2 Less than $0.01 per share.
3 Annualized.
4 The actual expense ratios incurred for the period by the Portfolio were 0.20% after waivers and 0.24% before waivers.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TAX FREE MONEY FUND
                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                     FOR THE YEARS ENDED DECEMBER 31,
                                         2001 1          2000         1999          1998          1997          1996
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................  $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ------        ------       ------        ------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ..............    0.01          0.03         0.02          0.03          0.03         0.03
   Net realized gain (loss) from
     investment transactions ..........    0.00 2       (0.00)2      (0.00)2        0.00 2       (0.00)2      (0.00)2
                                         ------        ------       ------        ------        ------       ------
Total from investment
   operations .........................    0.01          0.03         0.02          0.03          0.03         0.03
                                         ------        ------       ------        ------        ------       ------
DISTRIBUTIONS TO
   SHAREHOLDERS
   Net investment income ..............   (0.01)        (0.03)       (0.02)        (0.03)        (0.03)       (0.03)
                                         ------        ------       ------        ------        ------       ------
NET ASSET VALUE,
   END OF PERIOD ......................  $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ======        ======       ======        ======        ======       ======
TOTAL INVESTMENT RETURN ...............    1.30%         3.35%        2.54%         2.75%         2.94%        2.84%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...................$133,483      $222,453     $128,480      $201,094      $150,483     $117,972
   Ratios to average net assets:
     Net investment income ............    2.63%3        3.30%        2.50%         2.71%         2.90%        2.80%
     Expenses after waivers
        and/or reimbursements,
        including expenses of
        the Tax Free
        Money Portfolio ...............    0.75%3,4      0.75%        0.75%         0.75%         0.75%        0.75%
     Expenses before waivers
        and/or reimbursements,
        including expenses of
        the Tax Free
        Money Portfolio ...............    0.81%3,4      0.82%        0.80%         0.83%         0.80%        0.82%

--------------------------------------------------------------------------------
1 Unaudited.
2 Less than $0.01 per share.
3 Annualized.
4 The actual expense ratios incurred by the Portfolio for the period January 1, 2001 through April 26, 2001, were 0.20% after waivers and 0.21% before waivers.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a 'Fund', and collectively, the 'Funds') are offered to investors by the Trust. Until April 27, 2001, NY Tax Free Money Fund Investment and Tax Free Money Fund Investment invested all of their investable assets in the NY Tax Free Money Portfolio and Tax Free Money Portfolio (each a 'Portfolio', collectively, the 'Portfolios'), respectively. Each Portfolio had the same investment objective and policies as its corresponding Fund. The Portfolios were organized as New York Trusts and registered as investment companies under the Act. On April 27, 2001, NY Tax Free Fund Investment and Tax Free Fund Investment withdrew their assets from their respective Portfolios and began operations as stand-alone funds.

NY Tax Free Money Fund Investment began operations on September 27, 1988 and Tax Free Money Fund Investment began operations on June 10, 1987.

On March 26, 2001, the Board of Trustees approved the dissolution of the NY Tax Free Money Portfolio and the Tax Free Money Portfolio (the 'Portfolios').

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is each Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Funds' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Funds may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. FEDERAL INCOME TAXES
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Funds may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

H. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc. (DeAM, Inc.), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor. Each Fund pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.15% of its average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Funds under the same fee structure.

Each Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to each of the Funds. The Trust has entered into an agreement with Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Funds. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets.

Beginning July 1, 2001, ICCC will provide administration services to the Funds under the same terms as Bankers Trust. Bankers Trust will continue to provide custody services to the Funds.

The advisor and administrator have contractually agreed to waive its fees and reimburse expenses of each Fund through April 30, 2002, to the extent necessary, to limit all expenses to 0.75% of the average daily net assets of the Funds.

NOTE 3--LINE OF CREDIT AGREEMENT
The Funds are participants with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for these Funds under the credit facility for the period ended June 30, 2001.

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4--CAPITAL LOSSES
At June 30, 2001, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follows:

                                                                                         Capital Loss Carryforward
                                 Net                                                               Expiration Year
                        Capital Loss      ------------------------------------------------------------------------
Fund                    Carryforward      2001      2002      2003      2004      2005     2006      2007     2008
----                    ------------      ----      ----      ----      ----      ----     ----      ----     ----
NY Tax Free Money
  Fund Investment             14,479      $739    $2,075   $ 1,746    $2,716    $1,774      $472    $  --  $ 4,957
Tax Free Money
  Fund Investment             67,344        --     9,923    25,044     8,495     5,713        --    5,453   12,716

NOTE 5--CONCENTRATION OF OWNERSHIP
From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At June 30, 2001, there was one shareholder who held 12% of the outstanding shares of the Tax Free Money Fund Investment.

No shareholder owned more than 10% of the New York Tax Free Money Fund
Investment.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                         DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                         PO BOX 219210
                         KANSAS CITY, MO 64121-9210
or call toll-free:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Funds.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


NY Tax Free Money Fund Investment                            CUSIP #055922207
Tax Free Money Fund Investment                              CUSIP #055922306
                                                            NYTXMFREESA (8/01)

Distributed by:
ICC Distributors, Inc.